INCOME TAXES (TAX BENEFIT), NET - Carryforward losses for tax purposes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Carryforward operating tax losses	$ 160,022
Carryforward capital tax losses	2
Deferred tax assets	536	$ 969
Deferred tax liabilities	33
Amount of deferred tax liabilities related to losses and other deductible temporary differences not recognized	125
Research and development
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	16,646
Employee benefits and share based compensation
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	1,080
Share-based compensation
Deferred income taxes
Deferred tax assets	$ 569	$ 653